Categories of Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 74,514	$ 67,247
Commercial real estate	191,686	163,459
Residential real estate	76,154	81,498
Installment loans	14,367	17,459
Total gross loans	356,721	329,663
Less allowance for loan losses	(2,341)	(2,437)	$ (2,400)
Total loans	$ 354,380	$ 327,226